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                           BNY Hamilton Funds, Inc.

                        Supplement dated July 29, 2008
                                      To
         BNY Hamilton Money Market Funds Prospectus -- Classic Shares
         BNY Hamilton Money Market Funds Prospectus -- Premier Shares
         BNY Hamilton Money Market Funds Prospectus -- Hamilton Shares
          BNY Hamilton Money Market Funds Prospectus -- Agency Shares
      BNY Hamilton Money Market Funds Prospectus -- Institutional Shares
             BNY Hamilton Funds Prospectus -- Institutional Shares
      BNY Hamilton Equity Funds Prospectus -- Class A and Investor Shares
   BNY Hamilton Fixed Income Funds Prospectus -- Class A and Investor Shares
                           each dated April 25, 2008

   Each of the foregoing prospectuses (the "April 25 Prospectuses") included disclosure regarding proposed transactions pursuant to which certain BNY Hamilton Funds would be reorganized into existing or newly-created mutual funds managed by either The Dreyfus Corporation ("Dreyfus") or BNY Mellon Fund Advisers, a division of Dreyfus. Both Dreyfus and BNY Mellon Fund Advisers are affiliates of The Bank of New York Mellon, the investment adviser to BNY Hamilton Funds.

   The various proposed reorganizations are as follows:

                 BNY Hamilton Fund                Dreyfus/BNY Mellon Fund
                 -----------------                -----------------------
    Core Bond Fund                                  BNY Mellon Bond Fund
    Enhanced Income Fund                          Dreyfus Enhanced Income
                                                            Fund
    Global Real Estate Securities Fund             Dreyfus Premier Global
                                                   Real Estate Securities
                                                            Fund
    High Yield Fund                               Dreyfus Premier Limited
                                                    Term High Yield Fund
    Intermediate Government Fund                  BNY Mellon Intermediate
                                                    U.S. Government Fund
    Intermediate New York Tax-Exempt Fund           BNY Mellon New York
                                                  Intermediate Tax-Exempt
                                                         Bond Fund
    Intermediate Tax-Exempt Fund                    BNY Mellon National
                                                        Intermediate
                                                    Municipal Bond Fund
    International Equity Fund                     BNY Mellon International
                                                     Appreciation Fund
    Large Cap Equity Fund                          Dreyfus Premier Large
                                                      Cap Equity Fund
    Large Cap Growth Fund                          Dreyfus Premier Large
                                                      Cap Growth Fund
    Money Fund                                     Dreyfus Institutional
                                                    Reserves Money Fund
    New York AMT-Free Money Fund                      Dreyfus New York
                                                          AMT-Free
                                                  Municipal Cash Management
    S&P 500 Index Fund                             Dreyfus BASIC S&P 500
                                                      Stock Index Fund
    Small Cap Core Equity Fund                      BNY Mellon Small Cap
                                                         Stock Fund
    Small Cap Growth Fund                           BNY Mellon Small Cap
                                                         Stock Fund
    Treasury Money Fund                            Dreyfus Institutional
                                                   Reserves Treasury Fund
    U.S. Bond Market Index Fund                     Dreyfus Bond Market
                                                         Index Fund
    U.S. Government Money Fund                     Dreyfus Institutional
                                                  Reserves Government Fund
    100% U.S. Treasury Securities Money Fund       Dreyfus Institutional
                                                  Reserves Treasury Prime
                                                            Fund

   The April 25 Prospectuses noted that each of the foregoing proposed reorganizations had been approved by the Board of Directors of the BNY Hamilton Funds but that they were subject to shareholder approval as well. On July 16, 2007, shareholder meetings were called to order for each of the foregoing 20 funds. It was determined that there was not a necessary quorum of shareholders for the Money Fund, the Treasury Money Fund or the New York AMT-Free Money Fund. Accordingly, the shareholder meeting for each of those three funds was adjourned until August 7, 2008 at 11:00 a.m. The meetings will take place at the offices of Dreyfus, which are located at 200 Park Avenue, 8/th/ Floor, New York, New York.

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   For each of the Core Bond Fund, Enhanced Income Fund, Global Real Estate
Securities Fund, High Yield Fund, Intermediate Government Fund, Intermediate New York Tax-Exempt Fund, Intermediate Tax-Exempt Fund, International Equity Fund, Large Cap Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, S&P 500 Index Fund, Small Cap Core Equity Fund, Small Cap Growth Fund, U.S. Bond Market Index Fund, U.S. Government Money Fund and 100% U.S. Treasury Securities Money Fund, there was a necessary quorum of shareholders to hold a meeting and vote on the proposed reorganizations. For each of those Funds, the proposed reorganization was adopted by shareholders, and it is expected that the reorganizations will be consummated in September 2008.